Financial Risk Management - Schedule of Movement of Allowance for Trade Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Allowance for Trade Receivables [Abstract]
Beginning	$ 129,274	$ 57,831
Acquired in business combination			$ 121,319
Gain recognized/(reversed) during the year	(15,541)	72,698
Exchange gain
Amounts written off		(1,255)	(24,030,158)
Ending	$ 113,732	$ 129,274	$ 57,831